UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3141 Fairview Park Drive, Suite 460

Falls Church, VA 22042

(Address of principal executive offices)

(Zip code)

Bashar Qasem

3141 Fairview Park Drive

Suite 460

Falls Church, VA 22042

 (Name and address of agent for service)

With copies to:

Thompson Hine LLP

Mr. Donald S. Mendelsohn

312 Walnut Street

Cincinnati, OH, 45202

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Azzad Ethical Fund
	Schedule of Investments
	September 30, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 97.48%

Apparel & Other Finished Products - 2.47%
7,800	Lululemon Athletica, Inc. (British Columbia) *	576,732

Arrangement of Transportation - 0.78%
5,000	Expeditors International of Washington, Inc.	181,750

Ball & Roller Bearings - 0.93%
4,500	RBC Bearings, Inc. *	216,450

Biological Products (No Diagnostic Substances) - 0.92%
3,000	Techne Corp.	215,820

Computer Storage Devices - 1.99%
10,700	Sandisk Corp. *	464,701

Construction-Special Trade Contractors - 1.71%
10,500	Chicago Bridge & Iron Co. N.V. (Netherlands)	399,945

Crude Petroleum & Natural Gas - 2.48%
5,400	Canadian Natural Resources, Ltd. (Canada)	166,266
3,000	Ecopetrol, SA ADR	176,790
5,000	Whiting Petroleum Corp. *	236,900
		579,956
Electromedical & Electrotherapeutic Apparatus - 1.81%
7,000	Masimo Corp. *	169,260
4,200	Varian Medical Systems, Inc. *	253,344
		422,604
Electronic Computers - 6.47%
1,600	Apple, Inc.	1,067,368
5,900	Teradata Corp. *	444,919
		1,512,287
Fabricated Structural Metal Products - 1.52%
2,700	Valmont Industries, Inc.	355,050

General Industrial Machinery & Equipment - 1.21%
4,700	Gardner Denver, Inc.	283,927

Heavy Construction Other Than Building Const - Contractors - 3.55%
7,500	Fluor Corp.	422,100
17,000	Foster Wheeler AG *	407,320
		829,420
Industrial Instruments For Measurement, Display and Control - 2.30%
4,900	Roper Industries, Inc.	538,461

Instruments For Measure & Testing - 1.58%
9,600	Agilent technologies, Inc.	369,120

Leather & Leather Products - 1.10%
4,600	Coach, Inc.	257,692

Medicinal Chemicals & Botanical Products - 1.99%
10,000	USANA Health Sciences, Inc. *	464,700

Men's & Boys' Furnishings, Work Clothing, and Allied Garments - 1.49%
2,300	Polo Ralph Lauren Corp. Class-A	347,829

Metal Mining - 1.05%
6,300	Cliff's Natural Resources, Inc.	246,519

Mining & Quarrying of Nonmetallic Minerals (No Fuels) - 0.79%
3,000	Sociedad Quimica Y Minera De Chile ADR	184,920

Miscellaneous Fabricated Metal - 1.61%
4,500	Parker Hannifin Corp.	376,110

Motors & Generators - 2.01%
13,230	Ametek, Inc.	469,004

Oil & Gas Field Machinery & Equipment - 1.87%
7,800	Cameron International Corp. *	437,346

Oil, Gas Field Services, NEC - 1.77%
3,400	Core Laboratories NV	413,032

Orthopedic, Prosthetic, Surgical Appliances & Supplies - 4.46%
5,100	Edwards Lifesciences Corp. *	547,587
1,000	Intuitive Surgical, Inc. *	495,630
		1,043,217
Pharmaceutical Preparations - 5.94%
2,850	Novo Nordisk ADR	449,758
5,050	Perrigo Co.	586,658
6,300	United Therapeutics Corp. *	352,044
		1,388,460
Radio & TV Broadcasting & Communication - 0.46%
1,500	Loral Space & Communications, Inc.	106,650

Radiotelephone Communications - 0.64%
1,600	Millicom International Cellular SA	148,624

Railroads, Line-Haul Operating - 1.49%
4,600	Kansas City Southern Industries, Inc.	348,588

Refrigeration & Service Industry Machinery - 1.24%
2,500	The Middleby Corp. *	289,100

Retail-Auto & Home Supply Stores - 4.14%
4,800	Advance Auto Parts, Inc.	328,512
625	Autozone, Inc. *	231,044
4,900	O'Reilly Automotive, Inc. *	409,738
		969,294
Retail-Home Furniture, Furnishings & Equipment Stores - 1.08%
4,000	Bed Bath & Beyond, Inc. *	252,000

Retail-Retail Stores, NEC - 2.21%
7,500	Petsmart, Inc.	517,350

Rubber & Plastics Footware - 0.80%
5,100	Deckers Outdoor Corp. *	186,864

Semiconductors & Related Devices - 1.81%
7,100	Altera Corp.	241,400
6,500	ARM Holdings Plc ADR	181,870
		423,270
Services-Business Services, NEC - 8.68%
5,800	Athenahealth, Inc. *	532,266
18,000	Heartland Payment Systems, Inc.	570,240
5,600	Mercadolibre, Inc.	462,280
750	Priceline.com, Inc. *	464,303
		2,029,089
Services-Computer Integrated Systems - 2.36%
2,700	Cerner Corp.	208,948
7,000	Micros Systems, Inc. *	344,120
		553,068
Services-Computer Programming - 2.23%
10,700	Verisign, Inc. *	520,983

Services-Computer Programming, Data Processing, Etc. - 3.08%
3,000	Baidu, Inc. ADR *	350,670
6,500	Red Hat, Inc. *	370,110
		720,780
Services-Help Supply Services - 1.19%
11,000	Insperity, Inc.	277,530

Soap, Detergents, Cleaning Preparations, Perfumes & Cosmetics - 1.30%
5,630	Church & Dwight Co., Inc.	303,964

Special Industry Machinery, NEC - 1.62%
11,925	Lam Research Corp. *	378,976

Surgical & Medical Instruments - 0.70%
7,800	Abiomed, Inc. *	163,722

Telegraph & Other Message Communications - 1.57%
11,200	J2 Global, Inc.	367,584

Telephone & Telegraph Apparatus - 0.52%
7,100	Adtran, Inc.	122,688

Watches, Clocks, Clockwork Operated Devices/Parts - 0.58%
1,600	Fossil, Inc. *	135,520

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 1.93%
9,500	Herbalife Ltd.	450,300

Wholesale-Durable Goods - 1.96%
2,200	Grainger W.W.	458,414

Wholesale-Motor Vehicle & Motor Vehicle Parts & Supplies - 2.13%
27,000	LKQ Corp. *	498,825

TOTAL FOR COMMON STOCKS (Cost $17,863,818) - 97.48%		$ 22,798,235

EXCHANGE TRADED FUNDS - 0.66%
900	SPDR Gold Trust *	$ 154,701

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $108,899) - 0.66%		$ 154,701

REAL ESTATE INVESTMENT TRUSTS - 1.28%
2,150	Public Storage	$ 299,216

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $230,287) - 1.28%		$ 299,216

TOTAL INVESTMENTS (Cost $18,203,004) - 99.42%		$ 23,252,152

OTHER ASSETS LESS LIABILITIES - 0.58%		136,648

NET ASSETS - 100.00%		$ 23,388,800

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2012.
ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Azzad Ethical Fund
1. SECURITY TRANSACTIONS

At September 30, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $18,203,004 amounted to $5,049,148, which consisted of aggregate gross unrealized appreciation of $6,050,907 and aggregate gross unrealized depreciation of $1,001,760.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Certain short-term securities are valued on the basis of amortized cost. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available or if a security value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 22,798,235	$0	$0	$22,798,235
Exchange Traded Funds	$154,701	$0	$0	$0
Real Estate Investment Trusts	$299,216	$0	$0	$0
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$0	$0	$0	$0
Total	$23,252,152	$0	$0	$23,252,152

	Azzad Wise Capital Fund
	Schedule of Investments
	September 30, 2012

Shares		Value

COMMON STOCKS - 2.45%

Beverages - 0.00%
3,146	The Coca-Cola Co.	$ 119,328
1,712	Pepsico, Inc.	121,158
		240,486
Books: Publishing and/or Printing - 0.00%
2,715	The McGraw-Hill Companies, Inc.	148,212

Commercial Bank Non-US - 2.45%
273,808	Kuwait Finance House (Kuwait)	750,747

Construction, Mining & Materials Handling Machinery & Equipment - 2.45%
2,155	Dover Corp.	128,201

Converted Paper & Paperboard Products - 2.45%
1,461	Kimberly- Clark Corp.	125,325

Electromedical & Electrotherapeutic Apparatus - 2.45%
3,096	Medtronic, Inc.	133,500

Electronic & Other Electrical Equipment - 2.45%
2,559	Emerson Electric Co.	123,523

General Industrial Machinery & Equipment - 2.45%
2,195	Illinois tool Works, Inc.	130,537

Household Furniture - 2.45%
5,830	Leggett & Platt, Inc.	146,042

Industrial Inorganic Chemicals - 2.45%
1,503	Air Products & Chemicals, Inc.	124,298

Men's & Boys Furnishings - 2.45%
3,186	Cintas Corp.	131,996
839	VF Corp.	133,703
		265,699
Miscellaneous Food Preparations & Kindred Products - 2.45%
2,066	McCormick & Co., Inc.	128,174

Paints, Varnishes, Lacquers, Enamels & Allied Products - 2.45%
1,145	PPG Industries, Inc.	131,492

Perfumes, Cosmetics & Other Toilet Preparations - 2.45%
1,181	Colgate-Palmolive Co.	126,627

Petroleum Refining - 2.45%
1,426	Exxon Mobil Corp.	130,408

Pharmaceutical Preparations - 2.45%
1,887	Abbott Laboratories	129,373
1,788	Johnson & Johnson	123,211
		252,584
Retail-Variety Stores - 2.45%
1,726	Family Dollar Stores, Inc.	114,434

Retail-Building Materials, Hardware, Garden Supply - 2.45%
926	The Sherwin-Williams Co.	137,890

Retail-Drug Stores & Proprietary Store - 2.45%
3,964	Walgreen Co.	144,448

Retail-Lumber & Other Building Materials - 2.45%
4,332	Lowe's Companies, Inc.	130,999

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 2.45%
1,953	The Procter & Gamble Co.	135,460

Surgical & Medical Instruments & Apparatus - 2.45%
1,350	3M Co.	124,767
1,596	Becton, Dickinson & Co.	125,381
1,149	C.R. Bard, Inc.	120,243
		370,391
Wholesale-Motor Vehicle Supplies & New Parts - 2.45%
1,929	Genuine Parts Co.	117,727

Wholesale-Chemicals & Allied Products - 2.45%
1,666	Sigma-Aldrich Corp.	119,905

Wholesale-Durable Goods - 2.45%
638	W.W. Grainger, Inc.	132,940

TOTAL FOR COMMON STOCKS (Cost $4,289,264) - 2.45%		4,490,049

SUKUKS - 10.83%
1,000,000	ADIB Sukuk, 3.745% 11/04/2015 (United Arab Emirates)	1,046,000
1,000,000	ADCB Islamic Finance (Cayman Island), 4.071%, 11/22/2016	1,062,500
500,000	CBB International Sukuk, 6.247%, 6/17/2014 (Bahrain)	534,500
1,400,000	EIB Sukuk Ltd,, 4.147%, 01/11/2018 (United Arab Emirates)	1,435,000
1,500,000	EIB Sukuk Ltd,, 4.718%, 01/18/2017 (United Arab Emirates)	1,571,250
500,000	FGB Sukuk, 3.797%, 8/02/2016	523,750
500,000	GE Capital Sukuk, Ltd., 3.875%, 11/26/2014 (Bermuda)	523,555
1,600,000	Indois Sukuk, 4.000%, 11/21/2018 (United Arab Emirates)	1,692,000
1,080,000	MAF Sukuk Ltd., 5.850%, 02/07/2017 (Caymen Islands)	1,161,000
580,000	QIB Sukuk Funding, 3.856%, 10/07/2015	609,580
1,650,000	Saudi electricity Global Sukuk,	1,779,937
500,000	SOQ Sukuk Q.S.C., 3.241%, 01/18/2023	515,000
950,000	Tamwell Funding Ltd., 5.154%, 01/18/2017 (Caymen Island)	996,075
1,170,000	Wakala Global Sukuk BHD, 4.646%, 7/6/2021	1,351,260
1,170,000	Wakala Global Sukuk BHD, 2.991%, 7/6/2016	1,225,896

TOTAL FOR SUKUKS (Cost $15,661,380) - 10.83%		16,027,303

OPEN END MUTUAL FUNDS - 2.97%
127,165	Qatar Islamic Bank	1,474,983

TOTAL FOR MUTUAL FUNDS (Cost $1,426,361) - 2.97%		1,474,983

TIME DEPOSITS - 19.46%
2,043,640	Bank Asya, 4.700%, 01/23/2014 (Turkey)	2,043,640
2,122,378	Kuveyt Turk Participation Bank 3.700%, 11/06/2012 (Turkey)	2,122,378
1,038,703	Kuveyt Turk Participation Bank 3.810%, 09/04/2013 (Turkey)	1,038,703
2,079,788	Turkiye Finans Bank, 4.5%, 9/21/2013 (Turkey)	2,079,788
1,428,265	Turkiye Finans Bank, 5.0%, 3/12/2014 (Turkey)	1,428,265
2,341,330	Turkiye Finans Bank, 5.5%, 3/22/2014 (Turkey)	2,341,330

TOTAL FOR TIME DEPOSITS (Cost $11,054,104) 19.46%		11,054,104

SHORT TERM INVESTMENTS - 27.50%
664,905	Albaraka Turk Participation, 4.20%, 10/12/2014	699,950
680,068	Albaraka Turk Participation, 4.44%, 01/18/2014	680,068
576,694	Kuwait Finance House Deposit Account, 0.00% **	576,694

TOTAL SHORT-TERM INVESTMENTS (Cost $1,956,712) - 27.50%		1,956,712

TOTAL FOR INVESTMENTS (Cost $34,287,822) - 43.74%		35,003,151

OTHER ASSETS LESS LIABILITIES - 56.26%		1,927,491

NET ASSETS - 100.00%		$ 36,930,642

** Variable rate security; the savings account rate shown represents the yield at September 30, 2012.

NOTES TO FINANCIAL STATEMENTS
Azzad Wise Capital Fund
1. SECURITY TRANSACTIONS

At September 30, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $34,287,822 amounted to $679,350, which consisted of aggregate gross unrealized appreciation of $798,796 and aggregate gross unrealized depreciation of $119,446.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Certain short-term securities are valued on the basis of amortized cost. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available or if a security value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	4,490,049	$0	$0	$4,490,049
Exchange Traded Funds	$0	$0	$0	$0
Mutual Funds	1,474,983	$0	$0	$0
Sukuks	16,027,303	$0	$0	$0
Cash Equivalents	13,010,816	$0	$0	$13,010,816
Total	$35,003,151	$0	$0	$35,003,151

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/ Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date November 28, 2012